United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of issuer:     Lord Abbett Tax-Free Income Fund, Inc.
                                        90 Hudson Street
                                        Jersey City, New Jersey  07302-3973

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.      Investment Company Act File Number:             811-3942

        Securities Act File Number:                     2-88912

4(a).   Last day of fiscal year for which this Form is filed: September 30, 2003

4(b).   ____    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   ____    Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i)     Aggregate sales price of securities sold during the
                fiscal year pursuant to section 24(f):          $271,143,771

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:             $(258,275,481)

        (iii)   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending no
                earlier than October 11, 1995 that were not
                previously used to reduce registration fees payable
                to the Commission:                              $(153,353,474)

        (iv)    Total available redemption credits [add Items
                5(ii) and 5(iii):                               $(411,628,955)

        (v)     Net sales  if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:           $0


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        (vi)    Redemption credits availed for use in           $(140,485,184)
                future years  if Item 5(i) is less than
                Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
--------------------------------------------------------------------------------

(vii)   Multiplier for determining registration fee
        (See Instruction C.9):                          x.0000809

(viii)  Registration fee due [multiply Item 5(v) by Item
        5(vii)] enter "0" if no fee is due):            $0


6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here:
        __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Deliver:
                        ____    Wire Transfer
                        ____    Mail or other means

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Christina T. Simmons
                                Christina T. Simmons, Vice President

Date:  December 22, 2003

*Please print the name and title of the signing officer below the signature